Property and equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Furniture & Fittings	$21,169	$-
Office equipment	$8,840	$5,167
Software	$68,932	$68,314
	$98,941	$73,481
Less: Accumulated depreciation and amortization	$(10,751)	$(1,579)
Foreign exchange translation	$(4,523)	$96
Total	$83,667	$71,998

	Year ended Dec 31, 2021	Year ended Dec 31, 2020
	(Audited)	(Audited)
Office equipment	$5,167	$-
Software	$68,314	$-
	$73,481	$-
Less: Accumulated depreciation and amortization	$(1,579)	$-
Foreign exchange translation	$96	$-
Total	$71,998	$-